Loans and ACL (Commercial Credit Exposure Credit Risk Profile by Internal Loan Risk Rating) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable [Line Items]
Loans and leases	$ 143,322	$ 135,951
Commercial | Commercial & Industrial
Financing Receivable [Line Items]
Loans and leases	51,719	48,430
Commercial | Commercial & Industrial | Pass
Financing Receivable [Line Items]
Loans and leases	49,921	46,760
Commercial | Commercial & Industrial | Special mention
Financing Receivable [Line Items]
Loans and leases	314	305
Commercial | Commercial & Industrial | Substandard-performing
Financing Receivable [Line Items]
Loans and leases	1,121	1,128
Commercial | Commercial & Industrial | Nonperforming
Financing Receivable [Line Items]
Loans and leases	363	237
Commercial | CRE-Income Producing Properties
Financing Receivable [Line Items]
Loans and leases	14,538	13,421
Commercial | CRE-Income Producing Properties | Pass
Financing Receivable [Line Items]
Loans and leases	14,061	12,940
Commercial | CRE-Income Producing Properties | Special mention
Financing Receivable [Line Items]
Loans and leases	124	166
Commercial | CRE-Income Producing Properties | Substandard-performing
Financing Receivable [Line Items]
Loans and leases	313	277
Commercial | CRE-Income Producing Properties | Nonperforming
Financing Receivable [Line Items]
Loans and leases	40	38
Commercial | CRE-Construction and Development
Financing Receivable [Line Items]
Loans and leases	3,819	3,732
Commercial | CRE-Construction and Development | Pass
Financing Receivable [Line Items]
Loans and leases	3,718	3,619
Commercial | CRE-Construction and Development | Special mention
Financing Receivable [Line Items]
Loans and leases	38	29
Commercial | CRE-Construction and Development | Substandard-performing
Financing Receivable [Line Items]
Loans and leases	46	71
Commercial | CRE-Construction and Development | Nonperforming
Financing Receivable [Line Items]
Loans and leases	17	13
Commercial | Dealer Floor Plan
Financing Receivable [Line Items]
Loans and leases	1,413	1,215
Commercial | Dealer Floor Plan | Pass
Financing Receivable [Line Items]
Loans and leases	1,404	1,195
Commercial | Dealer Floor Plan | Special mention
Financing Receivable [Line Items]
Loans and leases	0	6
Commercial | Dealer Floor Plan | Substandard-performing
Financing Receivable [Line Items]
Loans and leases	9	14
Commercial | Dealer Floor Plan | Nonperforming
Financing Receivable [Line Items]
Loans and leases	0	0
Commercial | Other Lending Subsidiaries
Financing Receivable [Line Items]
Loans and leases	7,691	6,795
Commercial | Other Lending Subsidiaries | Pass
Financing Receivable [Line Items]
Loans and leases	7,604	6,757
Commercial | Other Lending Subsidiaries | Special mention
Financing Receivable [Line Items]
Loans and leases	33	3
Commercial | Other Lending Subsidiaries | Substandard-performing
Financing Receivable [Line Items]
Loans and leases	44	29
Commercial | Other Lending Subsidiaries | Nonperforming
Financing Receivable [Line Items]
Loans and leases	$ 10	$ 6